Mortgage Servicing Assets - Additional Information (Detail) (Mortgage Servicing Assets [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage Servicing Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Unpaid principal balances of mortgage and other loans serviced for others	$ 406	$ 386
Fair value of mortgage servicing rights	$ 3.1	$ 2.4